UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181 _____________________________________________________

BlackRock Municipal 2020 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal 2020 Term Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Municipal 2020 Term Trust (BKK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—158.8%
			California—22.3%
A	$12,000		California, GO, 5.00%, 11/01/22	11/13 @ 100	$ 12,445,560
BBB	12,500		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	4,801,750
			Golden St. Tobacco Sec. Corp.,
BBB	3,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,830,320
BBB	12,010		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	11,588,929
BBB	975		Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	1,034,826
BBB	1,470		Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,560,199
A-	20,000		Ser. B, 5.375%, 6/01/28	06/10 @ 100	20,415,200
B-	3,035		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C,
			7.50%, 12/01/24	12/12 @ 102	2,763,641
BBB+	5,000		Poll. Ctrl. Fin. Auth., Sld. Wst. Disp. Rev., Republic Svcs. Inc. Proj., Ser. C,
			5.25%, 6/01/23	No Opt. Call	5,278,100
AAA	6,865		Riverside Cnty., Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,298,265

					65,016,790

			Colorado—0.6%
AAA	4,500		E-470 Pub. Hwy. Auth., Cap. Apprec., Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	1,869,255

			Connecticut—0.9%
BBB-	2,500		Mohegan Tribe Indians Gaming Auth., Pub. Impvt., 5.125%, 1/01/23	01/14 @ 100	2,525,100

			District of Columbia—5.2%
			Friendship Pub., Charter Sch. Inc., ACA,
A	3,320		5.00%, 6/01/23	06/14 @ 100	3,318,141
A	2,680		5.75%, 6/01/18	06/14 @ 100	2,905,870
AAA	5,000	[3]	Met. Washington Arpts. Auth., Arpt. Sys. Rev., Ser. C-2, 5.00%, 10/01/24, FSA	10/14 @ 100	5,096,200
BBB	4,215		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	3,877,463

					15,197,674

			Florida—18.1%
NR	4,860		Bellago Edl. Facs. Benefit Dist., Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,933,094
Baa1	1,500		Cap. Trust Agcy. Multi-Fam., American Oppty., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,467,990
NR	3,000		CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	3,043,950
			Concorde Estates Cmnty. Dev. Dist.,
NR	2,350		Ser. A, 5.85%, 5/01/35	05/14 @ 101	2,301,355
NR	2,300		Ser. B, 5.00%, 5/01/11	No Opt. Call	2,276,402
NR	4,445		Grand Hampton Cmnty. Dev. District, Cap. Impvt., 6.10%, 5/01/24	05/13 @ 101	4,497,940
NR	4,140		Habitat Cmnty. Dev. Dist., 5.80%, 5/01/25	05/14 @ 101	4,075,623
BB	5,475		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	5,692,905
NR	4,690		Middle Vlg. Cmnty. Dev. Dist., Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,706,321
NR	7,805		Stevens Plantation Cmnty. Dist., Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	7,981,627
NR	4,000		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	4,110,120
NR	6,000		Westchester Cmnty. Dev. Dist. No. 1, Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	6,076,260
NR	1,555		World Commerce Cmnty. Dev. Dist., Spl. Assmt., Ser. A-1, 6.25%, 5/01/22	05/14 @ 101	1,565,870

					52,729,457

			Georgia—6.0%
BB+	3,500		Effingham Cnty. Dev. Auth., Sld. Wst. Disp. Rev., Fort James Proj., 5.625%, 7/01/18	07/08 @ 102	3,479,315
BBB	2,500		Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn., 5.50%, 9/01/24	09/14 @ 101	2,525,975
BBB	2,350		Richmond Cnty. Dev. Auth., Env. Impvt., 5.75%, 11/01/27	11/13 @ 100	2,358,483
AA	8,620		Savannah Hosp. Auth., St. Joseph/Chandler Hlth. Sys., 5.25%, 7/01/23, RAA	01/14 @ 100	9,039,708

					17,403,481

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Illinois—12.3%
NR	$ 2,155	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	$ 2,147,134
		Illinois Dev. Fin. Auth.,
A-	5,000	Depaul Univ., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,215,000
AAA	14,000	Gas Sply. Rev., Ser. E, 4.875%, 11/01/38, AMBAC	11/13 @ 101	14,323,680
AA+	4,800	Illinois Edl. Fac. Auth., Northwestern Univ., 5.00%, 12/01/21	12/13 @ 100	5,071,872
AAA	8,265	Lake Cnty. Cmnty. Con. Sch. Dist., No. 73 Hawthorn, Zero Coupon, 12/01/22, MBIA	No Opt. Call	3,367,326
AAA	13,455	Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj.,
		Ser. A, Zero Coupon, 6/15/22, MBIA	No Opt. Call	5,706,266

				35,831,278

		Indiana—4.4%
BBB	10,000	Indianapolis Arpt. Auth., Fed. Express Corp. Proj., 5.10%, 1/15/17	No Opt. Call	10,404,200
NR	2,710	Vincennes Econ. Dev., Southwest Indiana Regl., 6.25%, 1/01/24	01/09 @ 102	2,538,701

				12,942,901

		Kansas—1.0%
AAA	6,440	Wyandotte Cnty., Unified Gov’t. Spl. Oblig., Intl. Speedway, Zero Coupon, 12/01/20, MBIA	No Opt. Call	3,022,807

		Kentucky—2.9%
CC	6,635	Kenton Cnty. Arpt. Brd., Delta Airlines, 7.125%, 2/01/21	11/04 @ 100	4,326,020
BBB	3,750	Maysville Sld. Wst. Disp., Inland Container Corp. Proj., 6.90%, 9/01/22	09/13 @ 102	3,998,325

				8,324,345

		Louisiana—0.7%
BBB	2,000	De Soto Parish, Env. Impvt. Rev., Ser. A, 5.85%, 11/01/27	11/13 @ 100	2,022,660

		Maryland—5.8%
		Frederick Cnty., Urbana Cmnty. Dev. Auth.,
NR4	3,000	6.625%, 7/01/25	07/07 @ 102	3,133,860
NR4	5,171	Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,174,516
BBB	8,500	Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.375%, 8/15/24	08/14 @ 100	8,602,425

				16,910,801

		Massachusetts—1.6%
BBB	4,500	Massachusetts Dev. Fin. Agcy., Sld. Wst. Disp. Rev., Wst. Mgmt. Inc. Proj., 5.45%, 6/01/14	No Opt. Call	4,798,440

		Michigan—1.8%
BB+	5,000	Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	5,204,050

		Minnesota—2.9%
A	7,000	Cohasset, PCR, Allete Inc. Proj., 4.95%, 7/01/22	07/14 @ 100	7,104,370
A2	1,250	Higher Ed. Facs. Auth., Univ. of St. Thomas, Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,281,063

				8,385,433

		Mississippi—1.0%
BBB	3,000	Warren Cnty. Env. Impvt, Intl. Paper, Ser. A, 5.85%, 11/01/27	11/13 @ 100	3,021,300

		Missouri—1.8%
BBB+	5,000	Missouri Dev. Fin. Brd., Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,210,250

		New Hampshire—1.8%
BBB+	5,000	New Hampshire Hlth., Elliot Hosp., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,132,250

		New Jersey—15.1%
Baa1	1,000	Middlesex Cnty. Impvt. Auth., Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	997,520
		New Jersey Econ. Dev. Auth.,
B	10,000	Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	7,730,900
B	1,500	Continental Airlines Inc. Proj., 9.00%, 6/01/33	06/13 @ 101	1,529,925
BBB-	1,000	First Mtg. Winchester, Ser. A, 4.80%, 11/01/13	No Opt. Call	983,730
Baa3	7,500	Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	8,426,175
Baa1	4,000	New Jersey Hlth. Care Fac. Fin. Auth., Cap. Hlth. Sys. Oblig. Grp., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,181,880
BBB	20,325	Tobacco Settlement Fin. Corp., 7.00%, 6/01/41	06/13 @ 100	20,032,930

				43,883,060

		New Mexico—0.9%
NR	2,685	Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,754,837

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Ohio—7.2%
		Cuyahoga Cnty., Cleveland Clinic Hlth. Sys.,
A1	$ 3,000	6.00%, 1/01/19	07/13 @ 100	$ 3,338,850
A1	10,000	6.00%, 1/01/20	07/13 @ 100	11,114,100
BBB-	4,000	Ohio Wtr. Dev. Auth., Collateral Wtr. Dev. Dayton Pwr., Ser. A, 6.40%, 8/15/27	11/04 @ 100	4,040,040
NR	1,100	Pinnacle Cmnty. Infrastructure Fin. Auth., Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,117,479
NR	1,215	Port of Greater Cincinnati Dev. Auth., Coop. Pub. Pkg. Infrastructure Proj., 6.30%, 2/15/24	02/14 @ 102	1,232,557

				20,843,026

		Pennsylvania—6.0%
A-	10,000	Lancaster Cnty. Hosp. Auth., Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	10,619,100
BBB+	6,680	Pennsylvania Higher Edl. Fac., La Salle Univ., 5.50%, 5/01/26	05/13 @ 100	6,864,368

				17,483,468

		Rhode Island—1.6%
BBB	4,500	Hlth. & Edl. Bldg. Corp., Hosp. Fin., Ser. A, 5.875%, 9/15/23	09/08 @ 100	4,524,120

		Texas—8.6%
BBB	1,100	Brazos River Auth., PCR, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38	No Opt. Call	1,240,448
BBB	3,500	Port Corpus Christi Indl. Dev. Corp., Valero Convertible, Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,609,515
Baa1	5,000	Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks, Ser. A,
		5.85%, 11/01/31	11/11 @ 102	4,915,700
		Texas Tpke. Auth., Central Texas Tpke. Sys., Ser. A, AMBAC,
AAA	7,990	Zero Coupon, 8/15/21	No Opt. Call	3,551,555
AAA	18,450	Zero Coupon, 8/15/24	No Opt. Call	6,736,648
		Weatherford Indpt. Sch. Dist.,
AAA	6,945	Zero Coupon, 2/15/23	02/11 @ 50.236	2,533,328
AAA	6,945	Zero Coupon, 2/15/24	02/11 @ 47.435	2,373,801

				24,960,995

		Virginia—7.8%
NR	5,000	Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,063,150
BBB	10,000	Charles City Cnty. Econ. Dev. Auth., Sld. Wst. Disp., 5.125%, 8/01/27	No Opt. Call	10,106,800
Aa3	7,500	Mecklenburg Cnty. Ind. Dev. Auth., Exempt FAC-UAE LP Proj., 6.50%, 10/15/17	10/12 @ 100	7,698,000

				22,867,950

		Washington—2.5%
		Washington,
AAA	10,000	Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	5,148,300
AAA	4,630	Motor Vehicle, Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,018,912

				7,167,212

		Wisconsin—2.2%
		Hlth. & Ed. Fac. Auth., Wheaton Franciscan Svcs.,
A	2,880	5.50%, 8/15/17	08/13 @ 100	3,078,259
A	3,190	5.50%, 8/15/18	08/13 @ 100	3,383,282

				6,461,541

		Puerto Rico—12.2%
		Puerto Rico, Pub. Impvt., Ser. A,
A-	5,000	5.25%, 7/01/22	07/13 @ 100	5,299,000
A-	11,000	5.25%, 7/01/23	07/13 @ 100	11,584,320
A-	7,000	5.25%, 7/01/24	07/13 @ 100	7,335,650
A-	10,900	Puerto Rico Elec. Pwr. Auth., Ser. NN, 5.125%, 7/01/24	07/13 @ 100	11,405,433

				35,624,403

		Multi-State—3.6%
		Charter Mac Equity Issuer Trust,
A3	1,000	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,048,390
A3	2,500	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,649,850
Baa1	4,000	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,191,200
Baa1	2,500	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,647,000

				10,536,440

		Total Long-Term Investments (cost $454,001,973)		462,655,324

BlackRock Municipal 2020 Term Trust (BKK) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.0%
100	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $100,000)	$100,000

	Total Investments—158.8% (cost $454,101,973)	$462,755,324
	Other assets in excess of liabilities—2.2%	6,303,091
	Preferred shares at redemption value, including dividends payable—(61.0)%	(177,619,797)

	Net Assets Applicable to Common Shareholders—100%	$291,438,618

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corporation	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FSA	—	Financial Security Assurance	RAA	—	Radian Asset Assurance

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal 2020 Term Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004